Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SUMMARY		AVERAGE	AVERAGE	VALUE OF INITIAL FIXED $100
	COMPENSATION		SUMMARY	COMPENSATION	INVESTMENT BASED ON:
	TABLE TOTAL	COMPENSATION	COMPENSATION	ACTUALLY		PEER GROUP
	FOR PRINCIPAL	ACTUALLY	TABLE	PAID TO	TOTAL	TOTAL		DILUTED FFO
	EXECUTIVE	PAID TO	TOTAL FOR	NON-PEO	SHAREHOLDER	SHAREHOLDER	NET	PER SHARE,
	OFFICER (“PEO”)	PEO	NON-PEO NEOS	NEOS	RETURN	RETURN	INCOME	AS ADJUSTED
YEAR	($)(1)	($)(2)	($)(3)	($)(4)	($)	($)(5)	($)(6)	($)(7)
2023	15,564,307	22,397,338	3,544,111	5,557,380	129	109	2,617,018	11.76
2022	35,667,783	30,033,524	5,554,461	3,916,326	94	99	2,452,385	11.87
2021	10,475,192	24,351,704	2,512,245	5,726,224	120	114	2,568,707	11.44
2020	8,966,782	2,540,434	2,269,543	1,068,770	61	75	1,277,324	9.11

1.	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Mr. Simon, the Company’s CEO.
2.	Represents the amount of “compensation actually paid” to Mr. Simon, as computed in accordance with Item 402(v) of Regulation S-K. This amount does not reflect the total compensation actually realized or received by Mr. Simon. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

EQUITY AWARD ADJUSTMENTS (A)
CHANGE IN FV
OF AWARDS GRANTED IN
		DEDUCTION	INCREASE BASED ON	PRIOR FY THAT	INCREASED
		FOR AMOUNTS	ASC 718 FV OF	WERE OUTSTANDING	BASED ON
		REPORTED UNDER THE	AWARDS GRANTED	AND UNVESTED	DIVIDENDS OR
		“STOCK AWARDS” AND	IN THE APPLICABLE	AS OF APPLICABLE	OTHER EARNINGS
		“OPTION AWARDS”	FY THAT REMAIN	FY END DETERMINED	PAID DURING
		COLUMNS IN THE	UNVESTED AS OF	BASED ON CHANGE	APPLICABLE
	PEO	SCT FOR THE	APPLICABLE FY END,	IN ASC 718 FV	FY PRIOR	COMPENSATION
	REPORTED	APPLICABLE	DETERMINED AS OF	FROM PRIOR FY END	TO VESTING	ACTUALLY
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	TO APPLICABLE FY END	DATE	PAID TO PEO
YEAR	$	$	$	$	$	$
2023	15,564,307	10,000,259	12,414,635	3,713,735	704,920	22,397,338
2022	35,667,783	6,264,867	6,015,021	(5,983,417)	599,004	30,033,524
2021	10,475,192	5,458,550	11,239,534	7,526,446	569,082	24,351,704
2020	8,966,782	5,942,313	5,928,410	(6,526,985)	114,540	2,540,434

(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022 and 2023 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.
3.	Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Simon) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

YEAR	PEO	NEOs included in Average
2023	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2022	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2021	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder
2020	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder

4.	Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Simon), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

AVERAGE EQUITY AWARD ADJUSTMENTS (A)
CHANGE IN
FV OF AWARDS
				GRANTED IN PRIOR	CHANGE IN
		DEDUCTION FOR		FY THAT WERE	FV OF AWARDS
		AMOUNTS		OUTSTANDING AND	GRANTED IN
		REPORTED	INCREASE BASED	UNVESTED AS OF	PRIOR FY THAT
		IN THE	ON ASC 718	APPLICABLE	VESTED IN THE	INCREASED
		“STOCK AWARDS”	FAIR VALUE OF	FY END	APPLICABLE FY,	BASED ON
		AND “OPTION	AWARDS GRANTED	DETERMINED	DETERMINED	DIVIDENDS OR
		AWARDS”	IN THE APPLICABLE	BASED ON	BASED	OTHER
	AVERAGE	COLUMNS	FY THAT REMAIN	CHANGE IN	ON CHANGE IN	EARNINGS	AVERAGE
	NON-PEO	IN THE	UNVESTED AS OF	ASC 718 FV FROM	ASC 718 FV	PAID DURING	COMPENSATION
	NEO	SCT FOR THE	APPLICABLE FY END,	PRIOR FY END TO	FROM	APPLICABLE FY	ACTUALLY
	REPORTED	APPLICABLE	DETERMINED AS OF	APPLICABLE	PRIOR FY END	PRIOR TO	PAID TO
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	FY END	TO VESTING DATE	VESTING DATE	NON-PEO NEOS
YEAR	$	$	$	$	$	$	$
2023	3,544,111	2,187,655	3,309,720	730,780	(3,781)	164,205	5,557,380
2022	5,554,461	1,394,324	980,385	(1,331,445)	(21,541)	128,789	3,916,326
2021	2,512,245	1,301,865	2,680,699	1,666,273	37,789	131,083	5,726,224
2020	2,269,543	1,238,049	1,415,307	(1,343,223)	(70,834)	36,027	1,068,770

5.	The peer group used for this purpose is the following published industry index: FTSE NAREIT Equity Retail Index.
6.	Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
7.	Diluted FFO per share, as adjusted, is defined on page 49 in our Compensation Discussion and Analysis. Diluted FFO per share, as adjusted, is consistent with “Comparable FFO” as such term was used in the Company’s 2023 Proxy Statement on page 71 thereof.

Company Selected Measure Name	Diluted FFO per share, as adjusted
Named Executive Officers, Footnote
3.	Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Simon) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

YEAR	PEO	NEOs included in Average
2023	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2022	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2021	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder
2020	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder

Peer Group Issuers, Footnote
5.	The peer group used for this purpose is the following published industry index: FTSE NAREIT Equity Retail Index.

PEO Total Compensation Amount	$ 15,564,307	$ 35,667,783	$ 10,475,192	$ 8,966,782
PEO Actually Paid Compensation Amount	$ 22,397,338	30,033,524	24,351,704	2,540,434
Adjustment To PEO Compensation, Footnote

1.	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Mr. Simon, the Company’s CEO.
2.	Represents the amount of “compensation actually paid” to Mr. Simon, as computed in accordance with Item 402(v) of Regulation S-K. This amount does not reflect the total compensation actually realized or received by Mr. Simon. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

EQUITY AWARD ADJUSTMENTS (A)
CHANGE IN FV
OF AWARDS GRANTED IN
		DEDUCTION	INCREASE BASED ON	PRIOR FY THAT	INCREASED
		FOR AMOUNTS	ASC 718 FV OF	WERE OUTSTANDING	BASED ON
		REPORTED UNDER THE	AWARDS GRANTED	AND UNVESTED	DIVIDENDS OR
		“STOCK AWARDS” AND	IN THE APPLICABLE	AS OF APPLICABLE	OTHER EARNINGS
		“OPTION AWARDS”	FY THAT REMAIN	FY END DETERMINED	PAID DURING
		COLUMNS IN THE	UNVESTED AS OF	BASED ON CHANGE	APPLICABLE
	PEO	SCT FOR THE	APPLICABLE FY END,	IN ASC 718 FV	FY PRIOR	COMPENSATION
	REPORTED	APPLICABLE	DETERMINED AS OF	FROM PRIOR FY END	TO VESTING	ACTUALLY
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	TO APPLICABLE FY END	DATE	PAID TO PEO
YEAR	$	$	$	$	$	$
2023	15,564,307	10,000,259	12,414,635	3,713,735	704,920	22,397,338
2022	35,667,783	6,264,867	6,015,021	(5,983,417)	599,004	30,033,524
2021	10,475,192	5,458,550	11,239,534	7,526,446	569,082	24,351,704
2020	8,966,782	5,942,313	5,928,410	(6,526,985)	114,540	2,540,434

(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022 and 2023 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,544,111	5,554,461	2,512,245	2,269,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,557,380	3,916,326	5,726,224	1,068,770
Adjustment to Non-PEO NEO Compensation Footnote
(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022 and 2023 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.
4.	Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Simon), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

AVERAGE EQUITY AWARD ADJUSTMENTS (A)
CHANGE IN
FV OF AWARDS
				GRANTED IN PRIOR	CHANGE IN
		DEDUCTION FOR		FY THAT WERE	FV OF AWARDS
		AMOUNTS		OUTSTANDING AND	GRANTED IN
		REPORTED	INCREASE BASED	UNVESTED AS OF	PRIOR FY THAT
		IN THE	ON ASC 718	APPLICABLE	VESTED IN THE	INCREASED
		“STOCK AWARDS”	FAIR VALUE OF	FY END	APPLICABLE FY,	BASED ON
		AND “OPTION	AWARDS GRANTED	DETERMINED	DETERMINED	DIVIDENDS OR
		AWARDS”	IN THE APPLICABLE	BASED ON	BASED	OTHER
	AVERAGE	COLUMNS	FY THAT REMAIN	CHANGE IN	ON CHANGE IN	EARNINGS	AVERAGE
	NON-PEO	IN THE	UNVESTED AS OF	ASC 718 FV FROM	ASC 718 FV	PAID DURING	COMPENSATION
	NEO	SCT FOR THE	APPLICABLE FY END,	PRIOR FY END TO	FROM	APPLICABLE FY	ACTUALLY
	REPORTED	APPLICABLE	DETERMINED AS OF	APPLICABLE	PRIOR FY END	PRIOR TO	PAID TO
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	FY END	TO VESTING DATE	VESTING DATE	NON-PEO NEOS
YEAR	$	$	$	$	$	$	$
2023	3,544,111	2,187,655	3,309,720	730,780	(3,781)	164,205	5,557,380
2022	5,554,461	1,394,324	980,385	(1,331,445)	(21,541)	128,789	3,916,326
2021	2,512,245	1,301,865	2,680,699	1,666,273	37,789	131,083	5,726,224
2020	2,269,543	1,238,049	1,415,307	(1,343,223)	(70,834)	36,027	1,068,770

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Company Total Shareholder Return and Peer Group Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Diluted FFO per share, as adjusted
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs Company Total Shareholder Return and Peer Group Shareholder Return
Tabular List, Table

The table below represents the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to Company performance for fiscal year ended December 31, 2023, as discussed further in our Compensation Discussion and Analysis.

Diluted FFO per share, as adjusted
Absolute TSR
EBITDA

Total Shareholder Return Amount	$ 129	94	120	61
Peer Group Total Shareholder Return Amount	109	99	114	75
Net Income (Loss)	$ 2,617,018	$ 2,452,385	$ 2,568,707	$ 1,277,324
Company Selected Measure Amount | $ / shares	11.76	11.87	11.44	9.11
PEO Name	David Simon
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted FFO per share, as adjusted
Non-GAAP Measure Description
7.	Diluted FFO per share, as adjusted, is defined on page 49 in our Compensation Discussion and Analysis. Diluted FFO per share, as adjusted, is consistent with “Comparable FFO” as such term was used in the Company’s 2023 Proxy Statement on page 71 thereof.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
PEO | DEDUCTION FOR AMOUNTS REPORTED IN THE "STOCK AWARDS" AND "OPTION AWARDS" COLUMNS IN THE SCT FOR THE APPLICABLE FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,000,259)	$ (6,264,867)	$ (5,458,550)	$ (5,942,313)
PEO | INCREASE BASED ON ASC 718 FAIR VALUE OF AWARDS GRANTED IN THE APPLICABLE FY THAT REMAIN UNVESTED AS OF APPLICABLE FY END, DETERMINED AS OF APPLICABLE FY END
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,414,635	6,015,021	11,239,534	5,928,410
PEO | CHANGE IN FV OF AWARDS GRANTED IN PRIOR FY THAT WERE OUTSTANDING AND UNVESTED AS OF APPLICABLE FY END DETERMINED BASED ON CHANGE IN ASC 718 FV FROM PRIOR FY END TO APPLICABLE FY END
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,713,735	(5,983,417)	7,526,446	(6,526,985)
PEO | INCREASED BASED ON DIVIDENDS OR OTHER EARNINGS PAID DURING APPLICABLE FY PRIOR TO VESTING DATE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	704,920	599,004	569,082	114,540
Non-PEO NEO | DEDUCTION FOR AMOUNTS REPORTED IN THE "STOCK AWARDS" AND "OPTION AWARDS" COLUMNS IN THE SCT FOR THE APPLICABLE FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,187,655)	(1,394,324)	(1,301,865)	(1,238,049)
Non-PEO NEO | INCREASE BASED ON ASC 718 FAIR VALUE OF AWARDS GRANTED IN THE APPLICABLE FY THAT REMAIN UNVESTED AS OF APPLICABLE FY END, DETERMINED AS OF APPLICABLE FY END
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,309,720	980,385	2,680,699	1,415,307
Non-PEO NEO | CHANGE IN FV OF AWARDS GRANTED IN PRIOR FY THAT WERE OUTSTANDING AND UNVESTED AS OF APPLICABLE FY END DETERMINED BASED ON CHANGE IN ASC 718 FV FROM PRIOR FY END TO APPLICABLE FY END
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	730,780	(1,331,445)	1,666,273	(1,343,223)
Non-PEO NEO | CHANGE IN FV OF AWARDS GRANTED IN PRIOR FY THAT VESTED IN THE APPLICABLE FY, DETERMINED BASED ON CHANGE IN ASC 718 FV FROM PRIOR FY END TO VESTING DATE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,781)	(21,541)	37,789	(70,834)
Non-PEO NEO | INCREASED BASED ON DIVIDENDS OR OTHER EARNINGS PAID DURING APPLICABLE FY PRIOR TO VESTING DATE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 164,205	$ 128,789	$ 131,083	$ 36,027